Note 19 - Subsequent Events (Details) (USD $)	0 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended						0 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended								0 Months Ended			1 Months Ended	0 Months Ended
	Nov. 02, 2012	Aug. 14, 2012	Dec. 30, 2011	Sep. 28, 2011	Feb. 17, 2011	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2013	Jan. 24, 2013	Oct. 18, 2012	Jan. 24, 2013 Series C Preferred Stock [Member] Original [Member]	May 13, 2013 Series C Preferred Stock [Member]	Nov. 02, 2012 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Aug. 30, 2013 Series C Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Mar. 07, 2013 Series C Preferred Stock [Member]	Jan. 23, 2013 Series C Preferred Stock [Member]	Jan. 24, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Aug. 30, 2013 Series B Preferred Stock [Member]	May 13, 2013 Series B Preferred Stock [Member]	Mar. 07, 2013 Series B Preferred Stock [Member]	Jan. 23, 2013 Series B Preferred Stock [Member]	Aug. 14, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 30, 2011 Series B Preferred Stock [Member]	May 13, 2013 Series D Preferred Stock [Member]	Mar. 21, 2013 Series D Preferred Stock [Member]	Feb. 15, 2013 Series D Preferred Stock [Member]	Mar. 21, 2013 Series D Preferred Stock [Member]	Feb. 15, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	Nov. 02, 2012 Original [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Preferred Stock, Number of Shares Issued During Period															350	750		75	750														583	167	150		150
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)															$ 350,000	$ 750,000		$ 75,000	$ 750,000														$ 175,000	$ 100,000	$ 150,000	$ 100,000	$ 150,000
Share Price (in Dollars per share)	$ 0.08										$ 0.05	$ 0.155			$ 0.08			$ 0.05			$ 0.155
Preferred Stock, Convertible, Total Number of Common Shares Would Be Issued Upon Conversion																		1,500,000				6,200,000						39,774,348
Preferred Stock, Dividend Rate, Percentage																8.00%			8.00%	8.00%				4.00%	4.00%												8.00%
Preferred Stock, Convertible, Conversion Price (in Dollars per share)																		$ 0.05					$ 0.08	$ 0.05					$ 0.08	$ 0.25	$ 0.60	$ 0.60
Convertible Preferred Stock, Converstion Price (in Dollars per share)	$ 0.08												$ 0.08	$ 0.05	$ 0.155		$ 0.03	$ 0.05								$ 0.03	$ 0.03						$ 0.03					$ 0.10	$ 0.155
Preferred Stock, Convertible, Shares Issued															350			795
Redeemable Preferred Stock Dividends (in Dollars)	362,000				975,000	501,304	875,304	362,903	975,460					104,000	363,000		36,000	270,000
Preferred Stock, Shares Outstanding														97	750		147	720		800		310			2,242.686		823	2,209.686										930
Security Purchase Agreement, Maximum Number of Shares Could Be Issued										1,000						1,245			1,245																1,000		1,000
Preferred Stock, Stated Value (in Dollars per share)																$ 1,000			$ 1,000		$ 1,000														$ 1,000		$ 1,000
Securities Purchase Agreement, Maximum Aggregate Proceeds from Issuance of Preferred Stock (in Dollars)																1,245,000			1,245,000																1,000,000		1,000,000
Stock Issued During Period, Shares, New Issues		2,000,000	1,666,667	500,000																																167
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)							$ 550,000																													$ 100,000